Condensed Shinhan Financial Group (Parent Company only) Statement of Income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income
Total income		₩ 64,681,960	₩ 74,064,279	₩ 61,332,629
Expenses
Interest expense		(16,294,345)	(17,807,036)	(16,761,289)
Profit before income taxes		6,929,009	6,029,092	5,964,960
Income tax expense (benefit)		1,844,490	1,470,922	1,486,960
Profit for the year		5,084,519	4,558,170	4,478,000
Parent Company only
Income
Dividends from banking subsidiaries		1,665,372	1,198,816	1,159,525
Dividends from non-banking subsidiaries		958,741	827,141	626,443
Interest income from banking subsidiaries		613	424	512
Interest income from non-banking subsidiaries		83,587	95,231	92,991
Other income		250,183	435,996	284,072
Total income		2,958,496	2,557,608	2,163,543
Expenses
Interest expense		(335,753)	(334,798)	(286,642)
Other expense		(262,215)	(591,058)	(177,484)
Total expenses		(597,968)	(925,856)	(464,126)
Profit before income taxes		2,360,528	1,631,752	1,699,417
Income tax expense (benefit)		(24,929)	11,885	28,406
Profit for the year	[1],[2],[3]	₩ 2,385,457	₩ 1,619,867	₩ 1,671,011

[1]	The summarized financial information of the consolidated subsidiaries is based on consolidated financial statements, if applicable.
[2]	This amount includes non-controlling interests.
[3]	Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.